Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_The Categories And Carrying Amounts Of Financial Liability Per IAS 39 And IFRS 9 As Of The Initial Application Date(Details)
₩ in Millions
Jan. 01, 2018 KRW (₩)
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	₩ 363,109,527
Reclassification	(25,184)
Remeasurement	2,899
IFRS 9	363,087,242
Financial liabilties held for trading | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	1,944,770
Reclassification	0
Remeasurement	0
IFRS 9	1,944,770
Financial liabilities designated at fair value through profit or loss | Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	10,078,288
Reclassification	0
Remeasurement	0
IFRS 9	10,078,288
Derivatives held for trading | Derivatives held of trading
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	3,054,614
Reclassification	(3,737)
Remeasurement	0
IFRS 9	3,050,877
Derivatives held for hedging | Derivatives held for hedging
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	88,151
Reclassification	(404)
Remeasurement	0
IFRS 9	87,747
Deposits | Financial liabilities at amortized cost
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	255,800,048
Reclassification	0
Remeasurement	0
IFRS 9	255,800,048
Debts | Financial liabilities at amortized cost
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	28,820,928
Reclassification	0
Remeasurement	0
IFRS 9	28,820,928
Debentures | Financial liabilities at amortized cost
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	44,992,724
Reclassification	0
Remeasurement	0
IFRS 9	44,992,724
Other financial liabilities | Financial liabilities at amortized cost
Disclosure of financial liabilities at date of initial application of IFRS 9 [Line Items]
IAS 39	18,330,004
Reclassification	(21,043)
Remeasurement	2,899
IFRS 9	₩ 18,311,860